Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Change in estimates, reduction of net income	$ 7.6
Change in estimates, reduction of basic and diluted earnings per share	$ 0.05
Reclassification of cash flows to better reflect income from maintenance receipts		$ 59.2	$ 26.7
Percentage of estimates for residual values of original manufacture cost	15.00%
Flight Equipment Held For Operating Leases [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of asset, years	25
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of depreciation	33.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of depreciation	16.00%